Cover	12 Months Ended
Apr. 30, 2026
Document Information [Line Items]
Document Type	PRER14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	HEARTSCIENCES INC.
Entity Central Index Key	0001468492